UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn          Beverly Hills, CA           May 13, 2004
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          40

Form 13F Information Table Value Total:   $13629955
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103  1049122 19267616 SH       SOLE                 17875216           1392400
American Express Company       COM              025816109  1098306 21182367 SH       SOLE                 19618167           1564200
Anglo American PLC             COM              03485p102     1647    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   201281  6474130 SH       SOLE                  5977030            497100
Bear Stearns Companies, Inc.   COM              073902108     2872    32753 SH       SOLE                    32753
CVS Corporation                COM              126650100   456444 12930420 SH       SOLE                 12182220            748200
El Paso Corporation            COM              28336L109   558194 78508289 SH       SOLE                 73594289           4914000
Electronic Data Systems Corpor COM              285661104   845718 43706366 SH       SOLE                 40995666           2710700
Equity Office Properties Trust COM              294741103    97639  3379680 SH       SOLE                  3164080            215600
Equity Residential             COM              29476L107     2800    93800 SH       SOLE                    93800
Fannie Mae                     COM              313586109  1147582 15434861 SH       SOLE                 14403161           1031700
Freddie Mac                    COM              313400301  1495633 25323954 SH       SOLE                 23780354           1543600
Gillette Co.                   COM              375766102      551    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1819    45520 SH       SOLE                    45520
HCA Inc.                       COM              404119109   455541 11214700 SH       SOLE                 10461100            753600
Johnson & Johnson              COM              478160104     1846    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   683235 21344430 SH       SOLE                 19813530           1530900
Lockheed Martin Corporation    COM              539830109     2579    56500 SH       SOLE                    56500
Manpower Inc.                  COM              56418H100     6138   132000 SH       SOLE                   132000
Mattel, Inc.                   COM              577081102      703    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101      946    33100 SH       SOLE                    33100
Merrill Lynch and Company, Inc COM              590188108   188411  3163380 SH       SOLE                  2821180            342200
Nike, Inc.  Class B            COM              654106103     1565    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     3642   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   181514  7390649 SH       SOLE                  6972329            418320
PepsiCo, Inc.                  COM              713448108     4437    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   500163 14269990 SH       SOLE                 13448390            821600
Pitney Bowes Inc.              COM              724479100   281861  6614900 SH       SOLE                  6221900            393000
Safeway Inc.                   COM              786514208   399474 19410800 SH       SOLE                 18214800           1196000
Sara Lee Corporation           COM              803111103   270328 12366310 SH       SOLE                 11349910           1016400
Target Corporation             COM              87612e106     1802    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   611734 54814900 SH       SOLE                 51146100           3668800
The Interpublic Group of Compa COM              460690100   396793 25799305 SH       SOLE                 24092605           1706700
The Kroger Co.                 COM              501044101   546105 32818840 SH       SOLE                 30101540           2717300
Time Warner Inc.               COM              887317105   240157 14244214 SH       SOLE                 13054414           1189800
Tyco International Ltd.        COM              902124106  1046574 36529635 SH       SOLE                 33570335           2959300
UST Inc.                       COM              902911106   444371 12309450 SH       SOLE                 11641250            668200
United Technologies Corporatio COM              913017109     3884    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   396545 10560461 SH       SOLE                  9844761            715700